CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Operating revenue, net	¥ 3,977,761	$ 568,812	¥ 2,771,821	¥ 2,630,707
Operating costs and expenses
Operating costs	(1,943,162)	(277,868)	(1,314,740)	(1,195,544)
Sales and marketing expenses	(1,120,929)	(160,291)	(694,769)	(740,451)
General and administrative expenses	(310,129)	(44,348)	(367,652)	(402,395)
Research and development expenses	(232,683)	(33,273)	(216,502)	(299,060)
Total operating costs and expenses	(3,606,903)	(515,780)	(2,593,663)	(2,637,450)
Operating (loss)/profit	370,858	53,032	178,158	(6,743)
Other income
Interest income	135,697	19,404	149,121	136,043
Foreign currency exchange gain	276	39	8,016	4,342
Others, net	36,618	5,236	25,295	30,598
Profit before income tax	543,449	77,711	360,590	164,240
Income tax (expense)/benefit	21,608	3,090	(9,707)	(555)
Net profit	565,057	80,801	350,883	163,685
Net loss attributable to mezzanine equity classified as non-controlling interests shareholders	(3,879)	(555)	(16,627)	(3,536)
Net profit attributable to ordinary shareholders	568,936	81,356	367,510	167,221
Other comprehensive income
Foreign currency translation adjustment	(106,666)	(15,253)	44,773	37,413
Unrealized loss on available for sale investments, net of tax	(9,262)	(1,324)	(29,330)	(1,551)
Total comprehensive income	449,129	64,224	366,326	199,547
Total comprehensive loss attributable to mezzanine equity classified as non-controlling interests shareholders	(3,879)	(555)	(16,627)	(3,536)
Total comprehensive income attributable to ordinary shareholders	¥ 453,008	$ 64,779	¥ 382,953	¥ 203,083
Weighted average number of ordinary shares used in computing net profit per share
Basic	3,615,328,154	3,615,328,154	3,650,504,339	3,769,679,736
Diluted	3,713,518,076	3,713,518,076	3,719,776,955	3,880,861,496
Net profit per share attributable to ordinary shareholders
Basic | (per share)	¥ 0.16	$ 0.02	¥ 0.1	¥ 0.04
Diluted | (per share)	¥ 0.15	$ 0.02	¥ 0.1	¥ 0.04